Fair value measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value measurements
Note 8. Fair value measurements
The fair value of cash, accounts receivable, accounts payable, accrued expenses, deferred revenue, and other current liabilities approximate their carrying value because of the short-term nature of these instruments.
The carrying values and fair values of other financial instruments are as follows as of June 30, 2021 and December 31, 2020 (in millions):

	June 30, 2021		December 31, 2020
	Carrying value	Fair value	Carrying value	Fair value
2017 First Lien Term Facility	$782.4	$761.9	$786.6	$730.6
2019 First Lien Term Facility	98.0	95.1	98.5	93.0
2017 Second Lien Term Facility	310.0	306.9	310.0	241.8
Revolving Facility	8.3	8.3	142.6	142.6
2021 Revolving Facility	114.7	114.7	—	—
The fair value of our 2017 First Lien Term Facility, 2019 First Lien Term Facility, and our Second Lien Term Facility (as defined in Note 10) as of June 30, 2021 and December 31, 2020 were based on the quoted market price for these instruments in an inactive market, which is considered Level 2 of the fair value hierarchy. The carrying value of the Revolving Facility and the 2021 Revolving Facility approximate estimated fair value as of June 30, 2021 and December 31, 2020 due to the variability of interest rates. Debt issuance costs of $14.7 million and $17.1 million, respectively as of June 30, 2021 and December 31, 2020 are not included in the carrying value of these instruments as shown above.

Note 10. Fair value measurements
The fair value of cash, accounts receivable, accounts payable, accrued expenses, deferred revenue, and other current liabilities approximate their carrying value because of the short-term nature of these instruments.
The carrying values and fair values of other financial instruments are as follows as of December 31, 2020 and 2019 (in millions):

	2020		2019
	Carrying value	Fair value	Carrying value	Fair value
First Lien Term Facility	$786.6	$730.6	$794.6	$691.3
2019 First Lien Term Facility	98.5	93.0	99.5	87.1
2017 Second Lien Term Facility	310.0	241.8	310.0	201.5
Revolving Facility	142.6	142.6	52.0	52.0
The fair value of our First Lien Term Facility and our 2017 Second Lien Term Facility (as defined in Note 12) as of December 31, 2020 and 2019 were based on the quoted market price for these instruments in an inactive market, which is considered Level 2 of the fair value hierarchy. The carrying value of the Revolving Facility approximates estimated fair value as of December 31, 2020 and 2019 due to the variability of interest rates. Debt issuance costs of $17.1 million and $22.2 million, respectively as of December 31, 2020 and 2019 are not included in the carrying value of these instruments as shown above.